Filed with the Securities and Exchange Commission on May 12, 2014

1933 Act Registration File No. 333-120624
1940 Act File No. 811-21675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 16	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒

(Check appropriate box or boxes.)

WY FUNDS
(Exact Name of Registrant as Specified in Charter)

5502 North Nebraska Avenue
Tampa, Florida  33604
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (813) 238-4800

M. Brent Wertz
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, Florida 33604
 (Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 16 to the WY Funds’ (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 15 on Form N-1A filed April 30, 2014.  This PEA No. 16 is filed for the sole purpose of submitting the XBRL exhibit for the risk return summary first provided in PEA No. 15 to the Trust’s Registration Statement for its series:  The Core Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 16 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati and State of Ohio, on the 12th day of May, 2014.

WY FUNDS

By: /s/ Donald S. Mendelsohn
Donald S. Mendelsohn
Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 16 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

M. Brent Wertz*	Trustee, President (Principal Executive Officer),
M. Brent Wertz	and Treasurer (Principal Financial Officer/Principal
Accounting Officer)

Randy K. Sterns*	Trustee
Randy K. Sterns

Tammy Evans*	Trustee
Tammy Evans

Douglas Conner*	Trustee
Douglas Conner

*By: /s/ Donald S. Mendelsohn
Donald S. Mendelsohn Attorney-In Fact May 12, 2014

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EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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